Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 28, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Percentage of outstanding capital stock and voting interest acquired		50.00%		50.00%
Rocket Lab USA, Inc.
Business Acquisition [Line Items]
Goodwill		$ 3,228		$ 3,133	$ 0
Stock-based compensation expense related to shares issued in conjunction with the acquisition		1,090	$ 838	4,218	$ 3,930
Rocket Lab USA, Inc. | Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Percentage of outstanding capital stock and voting interest acquired	100.00%
Cash consideration transferred	$ 12,340
Goodwill	$ 2,895
Common stock shares issued to seller upon closing of acquisition	272,727
Contingent earnout shares to be issued	211,416
Business acquisition contingent earnout period	2 years
Stock-based compensation expense related to shares issued in conjunction with the acquisition		$ 1,285		934
Revenue related to acquisition				2,075
Net loss related to acquisition				$ (936)
Acquisition and integration related costs	$ 1,026
Rocket Lab USA, Inc. | Sinclair Interplanetary [Member] | First one year period based on revenue and gross margin [Member] | Minimum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	0
Rocket Lab USA, Inc. | Sinclair Interplanetary [Member] | First one year period based on revenue and gross margin [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	105,708
Rocket Lab USA, Inc. | Sinclair Interplanetary [Member] | Second one year period based on revenue and gross margin [Member] | Minimum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	0
Rocket Lab USA, Inc. | Sinclair Interplanetary [Member] | Second one year period based on revenue and gross margin [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	105,708